Other Operating Expense, Net	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other Operating Expense, Net
19. OTHER OPERATING EXPENSE, NET
The Company incurred other operating expense for the years ended December 31, 2019, 2018, and 2017, which consisted of the following:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Restructuring programs (1)	$99.3	$149.1	$38.1
(Gain) loss on divestitures (2)	—	(14.3)	86.0
Other	0.3	0.9	1.1
Total other operating expense, net	$99.6	$135.7	$125.2

(1) Refer to Note 3 for additional information.
(2) Refer to Note 8 for additional information.